Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and liabilities recorded at fair value
Loans	0.5	0.7
Level 3
Assets and liabilities recorded at fair value
Loans	0.5	0.7
Bank
Assets and liabilities recorded at fair value
Loans	0.5	0.7
Bank | Level 3
Assets and liabilities recorded at fair value
Loans	0.5	0.7